Expense Example, No Redemption {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2020 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 646
3 Years	798
5 Years	961
10 Years	1,428
Fidelity Advisor Freedom Blend 2020 Fund- Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	876
10 Years	1,508
Fidelity Advisor Freedom Blend 2020 Fund- Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	811
10 Years	1,767
Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	272
10 Years	602
Fidelity Advisor Freedom Blend 2020 Fund- Class Z
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	216
10 Years	$ 479